Taxes (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)
Assessable profits up			¥ 2,000,000
Assessable profits exceeding			2,000,000
Deferred income tax expense	$ 41,040	¥ 279,520
Deferred income tax written off	62,564	426,117
Deferred income tax	$ 21,524	146,597
Unrecognized uncertain tax positions		¥ 0		¥ 0
HONG KONG
Tax rate	8.25%	8.25%